Annual Fund Operating Expenses	Aug. 17, 2026
Tema Power Semiconductor ETF | Tema Power Semiconductor ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[1]
Expenses (as a percentage of Assets)	0.75%
Tema Semiconductor Supply Chain ETF | Tema Semiconductor Supply Chain ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[2]
Expenses (as a percentage of Assets)	0.75%
Tema Semiconductor Packaging ETF | Tema Semiconductor Packaging ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[3]
Expenses (as a percentage of Assets)	0.75%
Tema AI Token Economy ETF | Tema AI Token Economy ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[4]
Expenses (as a percentage of Assets)	0.75%
Tema Neocloud ETF | Tema Neocloud ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[5]
Expenses (as a percentage of Assets)	0.75%

[1]	“Other Expenses” are based on estimated amounts for the current fiscal year
[2]	“Other Expenses” are based on estimated amounts for the current fiscal year
[3]	“Other Expenses” are based on estimated amounts for the current fiscal year
[4]	“Other Expenses” are based on estimated amounts for the current fiscal year
[5]	“Other Expenses” are based on estimated amounts for the current fiscal year